3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  (215) 981- 4659

direct fax:  (866) 422 - 2114

falcoj@pepperlaw.com

June 28, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn: Ms. Marianne Dobelbower

Re:                             StoneCastle Financial Corp.

File No. 811-22853

1933 Act File No. 333-204417

Ladies and Gentlemen:

On behalf of StoneCastle Financial Corp. (the “Company”), transmitted herewith for filing is Post-Effective Amendment No. 3 (the “Amendment”) to the Company’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”).  The Amendment also constitutes Amendment No. 14 to the Registration Statement under the Investment Company Act of 1940, as amended.

The Amendment is being filed solely for the purpose of  bringing the financial statements up to date and making certain other non-material updates.

In Securities Act Release No. 6510 (February 15, 1984) (the “Release”), the Division of Investment Management of the Securities and Exchange Commission (the “Commission” or “SEC”) announced review procedures for investment companies providing for expedited or partial review of investment company registration statements, in the discretion of the Staff, if certain conditions are met.  The Release requests that information be furnished to the Staff concerning the extent to which the current filing contains disclosure information that is similar to information contained within other filings of the same complex that previously were reviewed by the SEC and its Staff.

The Amendment is substantially identical to that in the Fund’s Post-Effective Amendment No. 2 (File Nos. 333-204417 and 811-22853) (“PEA No. 2”), filed with the Commission on October 26, 2017.  PEA No. 2 was filed to respond to the oral comments provided by the staff of the Commission’s Division of Investment Management on August 16, 2017, and was declared effective by the Commission  on November 1, 2017.  As counsel to the Company, we hereby request, in reliance upon the Release, that the Amendment receive selective review by the SEC and its Staff because of its substantial similarity to the disclosure contained in PEA No. 2.  Marked copies of the Company’s Prospectus and Statement of Additional Information (“SAI) showing comparisons to the Prospectus and SAI contained in PEA No. 2 will be provided to the Staff electronically.

Please direct any questions concerning this letter to my attention at 215.981.4659 or, in my absence, to John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:                                John M. Ford, Esq.

Rachel N. Schatten, Esq.